Note 9 - Other Intangible Assets - Analysis of the Core Deposit Intangible Activity (Details) - Core Deposits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Intangible Assets, Gross, Balance	$ 1,616,693	$ 1,056,693	$ 1,056,693
Acquired Intangible Assets, Accumulated Amortization	(1,060,120)	(1,011,927)	(976,178)
Acquired Intangible Assets, Net	556,573	44,766	80,515
Amortization Expense	(48,193)	$ (35,749)	$ (35,749)
Addition	$ 560,000